Consolidated Statements of Changes in Stockholders' Equity/Member's Deficit Statement - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance (in shares) at Dec. 31, 2013		100
Beginning balance at Dec. 31, 2013	$ 91,843		$ 99,900	$ (8,156)	$ (1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(28,376)			(28,376)
Foreign currency translation adjustment	289				289
Ending balance (in shares) at Dec. 31, 2014		100
Ending balance at Dec. 31, 2014	63,756		99,900	(36,532)	288
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(38,545)			(38,545)
Foreign currency translation adjustment	(2,099)				(2,099)
Issuance of common stock (in shares)		49
Issuance of common stock	77,425		77,376
Ending balance (in shares) at Dec. 31, 2015		149
Ending balance at Dec. 31, 2015	100,537		177,276	(75,077)	(1,811)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(81,374)			(81,374)
Foreign currency translation adjustment	(2,735)				(2,735)
Ending balance (in shares) at Dec. 31, 2016		149
Ending balance at Dec. 31, 2016	16,428		$ 177,276	$ (156,451)	$ (4,546)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(36,586)
Foreign currency translation adjustment	707
Ending balance at Sep. 30, 2017	$ (19,451)